Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Japanese statutory income tax rates	41.00%	41.00%	41.00%
Net operating losses carried forward	¥ 91,956
Tax credit carried forward	2,956
Expiration date of tax credit carried forward	20 years
Undistributed earnings of foreign subsidiaries	261,707
Deferred tax assets, valuation allowance	25,192	24,687	40,270	43,236
Unrecognized tax benefits that would affect effective tax rate	3,050	6,874
Interest and penalties related to unrecognized tax benefits	59	(92)	(226)
Interest and penalties related to unrecognized tax benefits accrued	275	217
Maximum
Income Taxes [Line Items]
Expected significant change in unrecognized tax benefits, period	12 months
Domestic Subsidiaries Expiring Within Next Nine Years
Income Taxes [Line Items]
Net operating losses carried forward	30,967
Expiration date of operating loss carried forward	9 years
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	12,243
Expiration date of operating loss carried forward	20 years
Tax credit carried forward	1,324
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	48,746
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	1,632
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	¥ 9,272
Japan | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2005
United States of America | Minimum
Income Taxes [Line Items]
Tax years under income tax examination	2009